Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Solid Concepts Inc [Member]
Summary of the fair value of the consideration transferred to Solid Concepts stockholders for the Solid Concepts transaction
The following table summarizes the fair value of the consideration transferred to Solid Concepts stockholders for the Solid Concepts transaction:

U.S. $ in thousands
Issuance of ordinary shares	$97,869
Cash paid upon closing	40,130
Holdback amount	3,839
Deferred payments	43,576
Total fair value of consideration transferred	$185,414

Schedule of allocation of the purchase price to assets acquired and liabilities assumed
The allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$3,225
Accounts receivable	7,995
Inventories	2,391
Other assets	2,962
Property, plant and equipment	15,203
Other intangible assets	37,606
Goodwill	124,239
Total assets acquired	193,621
Accounts payable	3,055
Accrued expenses and other current liabilities	4,633
Total liabilities assumed	7,688
Non controlling interest	519
Net assets acquired	$185,414

Schedule of supplemental pro forma combined results of operations

Unaudited supplemental pro forma combined results of operations:

	Year ended December 31,
	2014	2013
	(U.S. $ in thousands, except per share data)
Net sales	$785,385	$546,355
Net loss attributable to Stratasys Ltd.	(106,924)	(36,259)
Net loss per ordinary share attributable to Stratasys Ltd.- basic and diluted	$(2.12)	$(0.84)

Schedule of adjustments for the supplemental pro forma combined results of operations

Adjustments for the unaudited supplemental pro forma combined results of operations are as follows:

	Year ended December 31,
	2014	2013
	(U.S. $ in thousands)
Adjustments due to amortization of intangibles	$2,261	$6,446
Adjustments due to retention bonuses	(266)	27,982
Adjustments due to expenses related to business combination	(26,012)	(20,697)
Adjustments due to financial expenses related to Solid Concepts debts	(406)	(440)
Taxes related adjustments to the supplemental pro forma	10,513	(755)
	$(13,910)	$12,536

MakerBot [Member]
Schedule of Total Purchase Price
The total consideration transferred to effect the MakerBot transaction is as follows:

U.S. $ in thousands
Issuance of ordinary shares to MakerBot stockholders	$446,019
Tax withholding and other payments on behalf of MakerBot stockholders	12,163
Exchange of MakerBot stock options for the Company options	7,198
Earn-out at estimated fair value	28,270
Total consideration	$493,650

Schedule of Stock Option Assumptions
The following assumptions were applied in determining the fair value of the exchanged MakerBot stock options:

Risk-free interest rate	0.36%
Expected option term	1.38 years
Expected price volatility	59.41%
Dividend yield	-
Weighted average merger date fair value	$92.73

Schedule of allocation of the purchase price to assets acquired and liabilities assumed
The allocation of the purchase price to assets acquired and liabilities assumed was as follows:

Allocation of
Purchase Price
U.S. $ in thousands
Cash and cash equivalents	$3,405
Accounts receivable - Trade	878
Accounts receivable - Other	923
Deferred tax assets	5,964
Inventories	10,314
Property, plant and equipment	4,658
Goodwill	372,008
Intangible assets	168,386
Other non-current assets	7,068
Total assets acquired	573,604
Accounts payable & other liabilities	6,581
Unearned revenue	4,075
Deferred tax liabilities	69,120
Other non-current liabilities	178
Total liabilities assumed	79,954
Net assets acquired	$493,650

Schedule of Acquired Intangible Assets

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets:

	U.S. $ in thousands	Weighted Average Life (Years)
Developed technology	$43,227	5
Trade name	42,134	11
Customer relationships - Distributors	19,315	10
Customer relationships - Direct	3,435	1
Non-compete agreement	10,004	4
IPR&D - Printers	34,189	Indefinite
IPR&D - Peripherals	16,082	Indefinite
Total	$168,386

Schedule of supplemental pro forma combined results of operations

Unaudited supplemental pro forma combined results of operations:

	Year ended December 31,
	2013	2012

	(U.S. $ in thousands, except per share data)

Net sales	$518,714	$230,052
Net loss attributable to Stratasys Ltd.	(23,928)	(30,211)
Net loss per ordinary share attributable to Stratasys Ltd.- basic	(0.54)	(0.74)
Net loss per ordinary share attributable to Stratasys Ltd.- diluted	$(0.54)	$(0.78)

Schedule of Adjustments to Supplemental Pro Forma Results of Operations

Adjustments for the unaudited supplemental pro forma combined results of operations are as follows:

	Year ended December 31,
	2013	2012

	(U.S. $ in thousands)

Increase in amortization of intangibles	$14,139	$23,556
Adjust performance bonus expenses	(163)	19,836
Adjust expenses related to business combination (deal fees, inventory and deferred revenues step-up and earn-out revaluation )	(11,301)	11,272
Taxes related adjustments to the supplemental pro forma	(4,239)	(20,226)
	$(1,564)	$34,438

Schedule of Results of Operations in Merger
Actual MakerBot results of operations included in the Consolidated Results of Operations:

Year ended December 31, 2013

(U.S. $ in thousands)

Net sales	$35,603
Loss attributable to MakerBot	$(5,306)

Objet Ltd [Member]
Schedule of Total Purchase Price
Under these accounting standards, Stratasys, Inc.'s total purchase price is calculated as if Stratasys, Inc. had issued its shares to Objet's shareholders and converted options to purchase Objet's ordinary shares to options to purchase Stratasys, Inc. common stock, as follows:

U.S. $ in millions

Number of shares of Objet ordinary shares outstanding on December 1, 2012	15.4
Exchange ratio	1.0
Stratasys, Inc. shares deemed (for accounting purposes only) issued to Objet shareholders	15.4
Total fair value of stock consideration	$1,158.0
Fair value of deemed (for accounting purposes only) conversion of Objet equity awards	183.0
Fair value of non-controlling interest	0.3
Total purchase price	$1,341.3

Schedule of allocation of the purchase price to assets acquired and liabilities assumed
The allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of
Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$41,524
Restricted cash	845
Short-term bank deposit	30,062
Accounts receivable - Trade	23,633
Accounts receivable - Other	12,477
Prepaid expenses	1,011
Inventories	40,364
Deferred tax assets	1,755
Property, plant and equipment	15,475
Goodwill	797,063
Intangible assets	490,176
Other non-current assets	2,539
Total assets acquired	1,456,924
Accounts payable & other liabilities	49,876
Unearned revenue	8,674
Deferred tax liabilities	51,003
Other non-current liabilities	6,474
Total liabilities assumed	116,027
Total purchase price	$1,340,897

Schedule of Acquired Intangible Assets

The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets:

		Weighted Average
	U.S. $ in thousands	Life (Years)
Developed technology	$374,126	9.6
Customer relationships	72,679	10
Trade name	15,291	9
IPR&D	28,080	Indefinite
Total intangible assets	$490,176

Schedule of supplemental pro forma combined results of operations

Unaudited supplemental pro forma combined results of operations:

Year ended
December 31, 2012
(U.S. $ in thousands, except per share data)
Net sales	$359,054
Loss attributable to Stratasys Ltd.	(21,577)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$(0.58)

Schedule of Adjustments to Supplemental Pro Forma Results of Operations

Adjustments for the unaudited supplemental pro forma combined results of operations are as follows:

Year ended December 31, 2012
(U.S. $ in thousands)
Stock-based compensation related to business combination	$22,642
Increase in amortization of intangibles	44,239
Adjust expenses related to business combination
(deal fees, inventory step-up, backlog, deferred revenues,
stock-based compensation accelerations)	(28,850)
Adjust taxes related to the adjustments to the supplemental pro forma	(2,899)
$35,132

Schedule of Results of Operations in Merger	Actual Objet results of operations included in the Consolidated Results of Operations:

Year ended December 31, 2012
(U.S. $ in thousands)
Net sales	$19,098
Loss attributable to Objet	$(4,626)